Consolidated Statements of Financial Position ₪ in Millions, $ in Millions		Dec. 31, 2020 USD ($)	Dec. 31, 2020 ILS (₪)	Dec. 31, 2019 ILS (₪)
Current assets
Cash and cash equivalents | ₪			₪ 719	₪ 1,006
Current investments and deposits | ₪			429	473
Trade receivables | ₪	[1]		985	1,142
Current tax assets | ₪			2	3
Other receivables | ₪			39	32	[2]
Deferred expenses - rights of use | ₪			52	37	[2]
Inventory | ₪			73	66
Total current assets | ₪			2,299	2,759
Non-current assets
Trade and other receivables | ₪			183	459	[2]
Deferred expenses - rights of use | ₪			315	323	[2]
Property, plant and equipment, net | ₪			1,402	1,432
Intangible assets and others, net | ₪			2,188	1,294
Investments in equity accounted investees | ₪			131	150
Right of use assets, net | ₪			639	745
Total non-current assets | ₪			4,858	4,403
Total assets | ₪			7,157	7,162
Current liabilities
Current maturities of debentures and loans from financial institutions | ₪			514	509
Current taxation liabilities | ₪				6
Current maturities of lease liabilities | ₪			214	226
Trade payables and accrued expenses | ₪			768	687
Provisions | ₪			176	99
Other payables, including derivatives | ₪			257	299
Total current liabilities | ₪			1,929	1,826
Non-current liabilities
Long-term loans from financial institutions | ₪			50	300
Debentures | ₪			2,723	2,511
Long-term lease liabilities | ₪			457	533
Provisions | ₪			30	22
Other long-term liabilities | ₪			41	4
Liability for employee rights upon retirement, net | ₪			11	19
Deferred tax liabilities | ₪			36	60
Total non-current liabilities | ₪			3,348	3,449
Total liabilities | ₪			5,277	5,275
Equity
Equity attributable to owners of the Company | ₪			1,880	1,885
Non-controlling interests | ₪				2
Total equity | ₪			1,880	1,887
Total liabilities and equity | ₪			₪ 7,157	₪ 7,162
Convenience translation into U.S. dollar [Member]
Current assets
Cash and cash equivalents | $		$ 224
Current investments and deposits | $		133
Trade receivables | $		306
Current tax assets | $
Other receivables | $		12
Deferred expenses - rights of use | $		16
Inventory | $		23
Total current assets | $		714
Non-current assets
Trade and other receivables | $		57
Deferred expenses - rights of use | $		98
Property, plant and equipment, net | $		436
Intangible assets and others, net | $		681
Investments in equity accounted investees | $		41
Right of use assets, net | $		199
Total non-current assets | $		1,512
Total assets | $		2,226
Current liabilities
Current maturities of debentures and loans from financial institutions | $		160
Current taxation liabilities | $
Current maturities of lease liabilities | $		66
Trade payables and accrued expenses | $		239
Provisions | $		55
Other payables, including derivatives | $		80
Total current liabilities | $		600
Non-current liabilities
Long-term loans from financial institutions | $		16
Debentures | $		847
Long-term lease liabilities | $		142
Provisions | $		9
Other long-term liabilities | $		13
Liability for employee rights upon retirement, net | $		4
Deferred tax liabilities | $		11
Total non-current liabilities | $		1,042
Total liabilities | $		1,642
Equity
Equity attributable to owners of the Company | $		584
Non-controlling interests | $
Total equity | $		584
Total liabilities and equity | $		$ 2,226

[1]	Net of allowance for doubtful debts.
[2]	Reclassified